Ernst & Young LLP's internal control report, which is filed as an exhibit to the registrant's Form N-CEN for the fiscal year ended September 30, 2022, discusses a material weakness in the registrant's internal control over financial reporting for the TOBAM Emerging Markets Fund (the "Fund"). During the period covered by the report, the Fund did not maintain effective controls to address the accuracy of recording deferred foreign capital gains tax presented in the statement of assets and liabilities in accordance with U.S. GAAP. Specifically, controls were not effectively maintained to verify that the calculation used to determine the amount was accurate resulting in instances of an under accrual of deferred foreign capital gains tax. The Fund's deferred foreign capital gains tax accrual balance was adjusted and was properly reflected in the Fund's financial statements. The registrant notes that there were no shareholder transactions during the period of under accrual, thus shareholders were not impacted. The registrant has made enhancements to its internal controls to properly record deferred foreign capital gains tax accruals and is in the process of engaging a third-party service provider to track and calculate the deferred foreign capital gains tax accruals impacting the Fund. Such amounts will be reviewed by the registrant and accounted for in the Fund's books and records in a timely fashion.